Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions, ₩ in Billions			6 Months Ended	12 Months Ended
	Feb. 25, 2020 KRW (₩)	Feb. 25, 2020 USD ($)	Jun. 30, 2021 Segment	Dec. 31, 2020 Segment	Dec. 31, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred | $					$ 825.0
Number of operating segments | Segment			1	1
Double8 Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred	₩ 2.3	$ 1.9
DoubleU Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage			67.70%	67.70%
STIC Special Situation Private Equity Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage			32.30%	32.30%